Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Stockholders' Equity [Abstract]
Warrants Outstanding to Purchase Common Stock
Warrant	Common Shares Issuable Upon Exercise of	Exercise Price
Description	Outstanding Warrants at June 30, 2017	$USD	Expiration Date
Investor warrants	1,333	$1.50	USD	November 22, 2018
Investor warrants	50	$3.00	USD	February 2, 2019
Total	1,383

At December 31, 2016, the Company had the following warrants outstanding to purchase common stock priced in U.S. dollars with a weighted average price of $1.55 and a weighted average remaining life of 1.9 years:

	Common Shares Issuable
	Upon Exercise of
Warrant	Outstanding Warrants at	Exercise Price
Description	December 31, 2016	CAD/USD	Expiration Date
Investor warrants(1)	1,333	$1.50 USD	November 22, 2018
Investor warrants(2)	50	$3.00 USD	February 2, 2019
	1,383

(1)
On November 22, 2013, the Company announced it had completed the closing of a non-brokered private placement of 4,000 units, at a price of $0.40 per unit for net proceeds of $1,600. Each unit consisted of one common share of the Company and one common share purchase warrant. Each warrant entitles the holder thereof to acquire one common share of the Company at a price of $0.50 per share for a period of five years from the date of issuance. As a result of the September 3, 2014 share consolidation, each three (3) warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of $1.50 per whole share for a period of five years from the issue date.

(2)
On February 2, 2016 the company issued 50 warrants to Aranea Partners in lieu of cash for investor services. These warrants are fully vested at December 31, 2016 and are redeemable for $3.00 per common share. The fair value of these warrants is estimated using the Black-Scholes pricing model.

Schedule of Share Based Compensation, Stock Options Expense Recognized
The table below outlines recognized contractor and employee expense for the three and six-month periods ended June 30, 2017 and 2016.

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Contractor options expense recognized	286	17	342	30
Employee options expense recognized	461	111	502	111
Total option expense recognized	747	128	844	141

Schedule of Share-based Compensation, Stock Options, Activity
The following is a summary of option activity for the three and six months ended June 30, 2017 for stock options denominated in US dollars:

	Number of	Weighted-Average
US Denominated Options	Options (thousands)	Exercise Price $USD
Outstanding December 31, 2016	1,428	1.93
Granted	-	-
Exercised	-	-
Forfeited	-	-
Outstanding at March 31, 2017	1,428	1.93
Granted	300	4.84
Exercised	(50)	0.64
Forfeited	-	-
Outstanding at June 30, 2017	1,678	2.48

The following is a summary of option activity for the three and six months ended June 30, 2017 for stock options denominated in Canadian dollars:

	Number of	Weighted-Average
Canadian Denominated Options	Options (thousands)	Exercise Price $CAD
Outstanding December 31, 2016	999	2.38
Granted	-	-
Exercised	-	-
Forfeited	-	-
Outstanding at March 31, 2017	999	2.38
Granted	-	-
Exercised	(36)	2.42
Forfeited	-	-
Outstanding at June 30, 2017	963	2.37

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
Assumptions for the valuation of the option grants are described in the table below:

	Three Months Ended June 30,
Black-Scholes Model Assumptions	2017	2016
Expected dividend	0.00%	0.00%
Risk free rate	2.04 – 2.16%	1.51%
Expected volatility	133 - 167%	137%
Expected life	7 years	7 years

The fair values of options granted in fiscal years ended December 31, 2016 and 2015 were estimated on the date the options were granted based on the Black-Scholes option-pricing model, using the following weighted average assumptions for all options with a seven year expiration:

	Year Ended	Year Ended
	December 31,	December 31,
	2016	2015
Expected dividend	0%	0%
Risk-free interest rate	1.27 – 2.25%	1.89 – 2.02%
Expected volatility	134 – 137%	127 – 153%
Expected life	7 years	7 years